Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income/(Loss) Per Share	The table below sets forth the computation of basic and diluted net income/(loss) per share for the period presented below.

	Three Months Ended June 30,		Six Months Ended June 30,
(In US$, except share amount and per share data)	2026	2025	2026	2025
Net loss	$(115,227,348)	$(2,902,313)	$(118,786,726)	$(7,725,194)
Basic and diluted weighted average ordinary shares outstanding, as recast	52,367,347	39,015,950	46,630,787	39,015,950
Net (loss) income per ordinary share, basic and diluted, as recast	$(2.20)	$(0.07)	$(2.55)	$(0.20)

Schedule of Common Share Equivalent Securities have been Excluded from the Calculation

The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted average common shares outstanding and diluted net loss per share for the three- and six- months ended June 30, 2026 and 2025 because the effect of including them would have been antidilutive.

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Employee stock options outstanding	6,341,712	4,444,220	6,341,712	4,444,220
Unvested restricted stock units	474,784	-	474,784	-
Company warrants outstanding	3,650,214	-	3,650,214	-